Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

April 30, 2021 (Unaudited)

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund), a diversified series of Eaton Vance Municipals Trust II, invests all of its investable assets in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At April 30, 2021, the value of the Fund’s investment in the Portfolio was $938,357,444 and the Fund owned 99.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

5-to-15 Year Laddered Municipal Bond Portfolio

April 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 93.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.2%
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	$500	$561,830
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	1,175	1,401,963

		$1,963,793

Education — 1.9%
Arizona State University:
5.00%, 7/1/35	$1,500	$1,975,710
5.00%, 7/1/36	1,000	1,312,930
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	679,644
Connecticut Health and Educational Facilities Authority, (Fairfield University):
5.00%, 7/1/25	875	1,028,930
5.00%, 7/1/26	1,000	1,209,930
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	616,337
New York Dormitory Authority, (Rochester Institute of Technology):
5.00%, 7/1/35	540	691,616
5.00%, 7/1/36	395	504,439
5.00%, 7/1/37	1,090	1,387,951
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	207,756
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University):
4.00%, 9/1/33(1)	305	382,165
4.00%, 9/1/34(1)	350	437,066
Saginaw Valley State University, MI:
5.00%, 7/1/26	750	907,028
5.00%, 7/1/27	500	609,200
5.00%, 7/1/28	1,000	1,215,010
Texas A&M University:
4.00%, 5/15/33	1,600	2,019,328
4.00%, 5/15/34	1,000	1,257,290
University of Hawaii, 3.00%, 10/1/31	1,000	1,139,010

		$17,581,340

Electric Utilities — 1.9%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,172,660
Energy Northwest, WA, Wind Project Revenue:
5.00%, 7/1/25	365	431,021
5.00%, 7/1/26	1,000	1,177,270
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	297,062
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	898,648
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/34	770	911,403
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	602,575
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	302,002
Seattle, WA, Municipal Light and Power Revenue, Green Bonds, 4.00%, 7/1/34	5,035	6,207,853

Security	Principal Amount (000’s omitted)	Value
Springfield Electric System Revenue, IL:
5.00%, 3/1/27	$250	$291,417
5.00%, 3/1/28	250	290,800
5.00%, 3/1/29	250	290,183
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/27	300	346,341
5.00%, 10/1/28	400	460,904
5.00%, 10/1/29	1,120	1,290,117
5.00%, 10/1/30	1,500	1,727,835
5.00%, 10/1/31	1,000	1,151,520
5.00%, 10/1/33	300	345,018
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	284,623

		$18,479,252

Escrowed/Prerefunded — 0.3%
Seward County Unified School District No. 480, KS, Prerefunded to 9/1/25, 5.00%, 9/1/29	$2,000	$2,392,160
South Dakota Building Authority:
Prerefunded to 6/1/25, 5.00%, 6/1/28	210	249,568
Series 2015B, Prerefunded to 6/1/25, 5.00%, 6/1/30	200	237,684

		$2,879,412

General Obligations — 32.6%
Addison, TX, 5.00%, 2/15/26	$270	$293,282
Anchorage, AK:
5.00%, 9/1/25	100	119,426
5.00%, 9/1/27	780	926,359
Belding Area Schools, MI:
5.00%, 5/1/28	250	304,115
5.00%, 5/1/30	250	302,470
Birmingham, AL:
5.00%, 12/1/25	1,050	1,261,533
5.00%, 12/1/27	2,460	3,123,782
Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/32	550	660,017
Brookline, MA:
5.00%, 3/15/30	2,000	2,618,780
5.00%, 3/15/31	3,825	4,983,363
Burlington, VT:
5.00%, 11/1/27	305	387,179
5.00%, 11/1/29	135	178,992
5.00%, 11/1/30	300	394,254
Series 2016A, 5.00%, 11/1/26	150	185,463
Series 2019A, 5.00%, 11/1/26	210	259,648
California:
4.00%, 9/1/26	320	379,440
4.00%, 8/1/36	5,000	5,778,300
5.00%, 8/1/26	2,010	2,404,181
5.00%, 12/1/29	700	932,295
5.00%, 12/1/30	2,750	3,731,640
5.00%, 12/1/31	1,550	2,145,448
5.00%, 8/1/32	1,590	1,941,819
5.00%, 12/1/34	2,500	3,336,775
5.00%, 12/1/35	3,000	3,992,940
Cape May County, NJ, 3.00%, 10/1/31	1,000	1,098,570

Security	Principal Amount (000’s omitted)	Value
Carrollton-Farmers Branch Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/32	$650	$808,899
4.00%, 2/15/33	1,000	1,239,770
4.00%, 2/15/34	1,010	1,247,764
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/33	1,000	760,250
Clark County, NV:
3.00%, 11/1/36	3,730	4,177,898
5.00%, 11/1/26	1,020	1,261,148
Collin County, TX, 5.00%, 2/15/25	1,605	1,884,623
Colonial School District, PA:
5.00%, 2/15/32	100	118,969
5.00%, 2/15/33	200	237,752
Connecticut:
3.00%, 1/15/33	4,000	4,508,720
4.00%, 6/1/30	1,000	1,234,840
4.00%, 6/1/32	1,000	1,221,890
4.00%, 6/1/33	600	729,738
4.00%, 6/1/35	850	1,026,477
4.00%, 6/1/36	1,000	1,203,710
Contra Costa Community College District, CA, (Election of 2014):
4.00%, 8/1/32	650	799,428
4.00%, 8/1/33	100	122,558
Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	780,413
Dallas, TX:
5.00%, 2/15/29	1,885	2,114,932
5.00%, 2/15/31	3,615	3,907,092
Delaware:
5.00%, 1/1/27	2,020	2,524,455
5.00%, 2/1/29	1,000	1,277,440
Denton County, TX, 4.00%, 7/15/31	1,500	1,793,730
District of Columbia, 5.00%, 6/1/33	6,690	7,596,763
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	410,645
Dublin City School District, OH, 5.00%, 12/1/29	500	648,540
Easton Area School District, PA, 5.00%, 2/1/31	1,650	2,081,755
Elk Grove Unified School District, CA:
4.00%, 8/1/32	3,605	4,497,129
4.00%, 8/1/33	3,370	4,181,058
Flower Mound, TX, 5.00%, 3/1/27	510	620,517
Franklin County, OH, 4.25%, 12/1/35	1,100	1,174,624
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	450,660
Georgia, 5.00%, 2/1/32	1,000	1,236,320
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	601,485
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	1,031,272
Hawaii, 5.00%, 1/1/30	4,000	5,180,400
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,234,970

Security	Principal Amount (000’s omitted)	Value
Homewood, AL:
5.00%, 9/1/28	$2,000	$2,450,320
5.00%, 9/1/29	2,000	2,447,580
Honolulu City and County, HI, 3.00%, 9/1/31	110	120,181
Illinois:
5.00%, 9/1/27	12,035	14,707,973
5.00%, 3/1/28	2,000	2,072,820
5.00%, 4/1/29	1,190	1,317,068
5.00%, 3/1/34	6,000	6,215,880
5.00%, 3/1/35	1,000	1,035,810
5.50%, 5/1/30	5,500	7,129,430
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,119,210
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,982,835
Lakeland, FL:
5.00%, 10/1/25	635	742,734
5.00%, 10/1/28	1,500	1,758,300
5.00%, 10/1/30	1,000	1,169,660
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	600	429,564
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,835,856
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	1,690	1,975,897
Los Angeles Unified School District, CA:
4.00%, 7/1/33	2,500	3,109,700
4.00%, 7/1/36	3,000	3,687,030
Louisiana:
5.00%, 3/1/32	5,000	6,763,200
5.00%, 3/1/33	6,570	8,843,680
Maine, 5.00%, 6/1/30	2,605	3,497,707
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	232,156
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	351,144
Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,184,050
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	621,650
Morris Township, NJ, 3.00%, 11/1/27	440	492,131
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	165,160
Navasota Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/28	195	227,772
5.00%, 2/15/29	340	396,722
5.00%, 2/15/30	725	845,060
5.00%, 2/15/31	885	1,029,751
5.00%, 2/15/32	720	836,590
New Hampshire, 5.00%, 12/1/32	1,500	2,028,000
New Jersey:
4.00%, 6/1/31	5,000	6,212,050
5.00%, 6/1/26	2,500	3,036,025
5.00%, 6/1/27	5,000	6,236,650
5.00%, 6/1/28	10,000	12,768,700
New York, 5.00%, 3/15/31	3,000	4,125,210

Security	Principal Amount (000’s omitted)	Value
Ohio, (Adult Correctional Building Fund):
5.00%, 10/1/28	$1,000	$1,291,780
5.00%, 10/1/29	1,500	1,974,255
5.00%, 10/1/30	1,000	1,338,510
Oregon:
2.35%, 6/1/25	165	177,708
2.40%, 12/1/25	1,050	1,137,822
2.50%, 6/1/26	1,070	1,169,606
Pasadena, TX:
4.00%, 2/15/28	500	564,125
4.00%, 2/15/29	150	169,118
4.00%, 2/15/30	500	563,325
4.00%, 2/15/31	650	731,543
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	996,464
Pennsylvania:
4.00%, 6/15/31	135	148,731
Prerefunded to 6/1/22, 4.00%, 6/1/30	5,000	5,202,000
Philadelphia, PA:
5.00%, 2/1/26	1,150	1,386,497
5.00%, 2/1/31	1,550	2,013,775
Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,158,234
Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	2,000	2,284,280
Portland, OR, 5.00%, 6/1/30	6,515	8,774,402
Ravenswood City School District, CA, (Election of 2016):
5.00%, 8/1/25	485	581,020
5.00%, 8/1/26	505	624,963
5.00%, 8/1/27	530	654,661
5.00%, 8/1/28	555	683,921
5.00%, 8/1/29	575	706,221
Romeo Community Schools, MI, 5.00%, 5/1/30	700	846,916
Romulus, MI:
4.00%, 11/1/31	250	286,290
4.00%, 11/1/32	100	114,424
4.00%, 11/1/33	250	285,613
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,650	1,937,760
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	510,912
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	300	342,441
Southfield Public Schools, MI:
5.00%, 5/1/25	1,100	1,299,144
5.00%, 5/1/27	1,000	1,254,710
St. Mary’s County, MD:
5.00%, 5/1/28	1,255	1,620,167
5.00%, 5/1/30	1,245	1,668,636
St. Vrain Valley School District RE-1J, CO:
5.00%, 12/15/28	1,700	2,099,534
5.00%, 12/15/29	1,000	1,233,160
Stamford, CT, 4.00%, 8/1/27	650	745,674
Sun Valley, ID:
5.00%, 9/15/25	755	905,706
5.00%, 9/15/26	695	859,923
Texas, 4.00%, 8/26/21	10,000	10,123,300

Security	Principal Amount (000’s omitted)	Value
Torrance Unified School District, CA, (Election of 2014):
5.00%, 8/1/30	$515	$629,845
5.00%, 8/1/31	450	548,532
Tuloso-Midway Independent School District, TX, (PSF Guaranteed):
4.00%, 8/15/27	510	583,313
4.00%, 8/15/28	530	605,223
4.00%, 8/15/29	545	622,101
Virginia, 3.00%, 6/1/32	2,000	2,327,520
Washington:
5.00%, 8/1/28	1,485	1,827,352
5.00%, 8/1/29	1,400	1,720,320
5.00%, 8/1/35	4,410	5,029,032
Wellesley, MA:
5.00%, 4/1/30	1,990	2,679,137
5.00%, 4/1/31	1,985	2,725,306
Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	3,306,013
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	412,585
York County, PA, 5.00%, 6/1/27	1,225	1,424,810

		$308,778,321

Hospital — 13.5%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group):
5.00%, 4/1/31	$1,750	$2,175,075
5.00%, 4/1/33	3,000	3,706,410
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	292,970
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	90	94,942
California Health Facilities Financing Authority, (CommonSpirit Health), 4.00%, 4/1/36	3,000	3,553,350
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	911,880
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	40,130
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	402,767
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.):
4.00%, 4/1/34	100	119,335
4.00%, 4/1/35	290	345,341
4.00%, 4/1/36	300	356,151
Colorado Health Facilities Authority, (CommonSpirit Health):
5.00%, 8/1/34	2,000	2,527,160
5.00%, 8/1/35	3,000	3,782,820
5.00% to 8/1/26 (Put Date), 8/1/49	5,000	5,996,000
Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	150	177,362
Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	3,000	3,898,140
Connecticut Health and Educational Facilities Authority, (Stamford Hospital):
4.00%, 7/1/26	600	694,410
4.00%, 7/1/27	700	825,167
4.00%, 7/1/28	650	776,666
4.00%, 7/1/29	500	603,735
4.00%, 7/1/30	750	914,197

Security	Principal Amount (000’s omitted)	Value
Geisinger Authority, PA, (Geisinger Health System), 5.00%, 4/1/35	$6,000	$7,765,800
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	1,000	1,151,870
Greeneville Health and Educational Facilities Board, TN, (Ballad Health):
5.00%, 7/1/32	1,815	1,956,225
5.00%, 7/1/33	4,000	4,311,240
Illinois Finance Authority, (Riverside Health System):
4.00%, 11/15/32	750	848,220
5.00%, 11/15/27	500	607,755
Illinois Finance Authority, (Rush University Medical Center):
5.00%, 11/15/31	1,000	1,153,090
5.00%, 11/15/32	1,000	1,150,530
Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 1.46%, (SIFMA + 1.40%), 2/1/25 (Put Date), 2/1/46(2)	12,715	12,832,995
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,172,250
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation):
5.00%, 5/15/25	250	294,113
5.00%, 5/15/26	250	291,825
5.00%, 5/15/27	250	291,068
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,409,980
5.00%, 10/1/31	1,500	1,805,760
5.00%, 10/1/32	2,000	2,401,960
Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.63%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	4,730	4,711,127
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,161,520
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	650,668
Massachusetts Development Finance Agency, (South Shore Hospital):
5.00%, 7/1/24	550	625,240
5.00%, 7/1/26	500	604,400
5.00%, 7/1/28	245	293,662
Medford Hospital Facilities Authority, OR, (Asante Health System):
5.00%, 8/15/34	1,000	1,311,480
5.00%, 8/15/35	700	915,866
5.00%, 8/15/36	1,000	1,304,130
Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 8/1/28	1,315	1,505,991
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	565,734
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,189,130
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group):
5.00%, 7/1/23	400	436,592
5.00%, 7/1/28	1,340	1,539,714
5.00%, 7/1/29	775	886,290
Montgomery County, OH, (Kettering Health Network Obligated Group):
5.00%, 8/1/32	275	364,348
5.00%, 8/1/33	300	395,910

Security	Principal Amount (000’s omitted)	Value
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group):
5.00%, 8/1/25	$400	$474,536
5.00%, 8/1/28	500	630,960
5.00%, 8/1/29	500	626,360
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/25	1,000	1,186,320
5.00%, 7/1/27	700	855,456
5.00%, 7/1/28	700	853,202
5.00%, 7/1/30	520	629,860
5.00%, 7/1/31	700	845,733
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,179,650
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	750	885,195
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 10/15/37	1,375	1,675,465
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/33	2,250	2,918,317
Public Finance Authority, WI, (Renown Regional Medical Center):
4.00%, 6/1/35	795	944,508
5.00%, 6/1/34	1,320	1,710,298
5.00%, 6/1/36	2,310	2,977,382
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,214,510
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	281,180
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	164,580
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	594,195
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	727,681
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,655	1,965,544
Utah County, UT, (IHC Health Services, Inc.), 5.00% to 8/1/26 (Put Date), 5/15/60	3,500	4,275,740
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/25	335	399,474
5.00%, 12/1/26	300	362,115
5.00%, 12/1/27	205	246,246
5.00%, 12/1/28	500	599,050
5.00%, 12/1/30	400	478,144
5.00%, 12/1/31	300	358,008
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,952,590
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 7/29/26 (Put Date), 8/15/54	3,550	4,351,235
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	483,296

		$127,947,321

Housing — 1.5%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$145	$153,658
Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,081,550
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):
1.40%, 7/1/30	100	99,234
1.50%, 1/1/31	300	298,023
1.60%, 7/1/31	300	299,874
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.30%, 7/1/21	695	696,974

Security	Principal Amount (000’s omitted)	Value
Minnesota Housing Finance Agency, 2019 Series A:
4.00%, 8/1/34	$295	$352,307
4.00%, 8/1/35	440	522,848
Minnesota Housing Finance Agency, 2019 Series C:
4.00%, 8/1/33	525	629,260
4.00%, 8/1/34	240	286,622
4.00%, 8/1/35	285	338,663
New York City Housing Development Corp., NY:
2.65%, 11/1/27	870	936,033
2.80%, 5/1/29	655	704,249
2.85%, 11/1/29	300	322,407
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA):
2.20%, 5/1/25	190	200,650
2.25%, 11/1/25	225	239,087
2.40%, 11/1/26	225	241,852
2.50%, 11/1/27	140	149,867
2.60%, 5/1/28	110	117,952
New York Mortgage Agency:
2.30%, 10/1/30	1,000	1,048,230
3.65%, 4/1/32	1,000	1,091,100
Seattle Housing Authority, WA:
2.875%, 12/1/25	900	984,312
3.00%, 12/1/26	920	1,021,872
Tennessee Housing Development Agency, 2.80%, 7/1/26	250	273,312
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,362	1,514,898
Virginia Housing Development Authority, 2.55%, 5/1/27	630	668,172
Washington Housing Finance Commission:
2.25%, 6/1/25	105	111,132
2.30%, 12/1/25	130	138,463
2.40%, 6/1/26	105	112,125

		$14,634,726

Insured-Education — 0.3%
Patterson Joint Unified School District, CA, (Election 2018):
(BAM), 5.00%, 8/1/28	$1,065	$1,298,193
(BAM), 5.00%, 8/1/29	1,000	1,214,370

		$2,512,563

Insured-Escrowed/Prerefunded — 0.0%(3)
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	$100	$117,568

		$117,568

Insured-General Obligations — 0.6%
Fort Bend County Municipal Utility District No. 58, TX:
(BAM), 3.00%, 4/1/26	$435	$480,675
(BAM), 3.00%, 4/1/30	725	807,599
(BAM), 3.00%, 4/1/32	360	397,274
New Britain, CT:
(BAM), 5.00%, 3/1/25	135	156,977
(BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,868

Security	Principal Amount (000’s omitted)	Value
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	$470	$529,704
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	811,578
Yonkers, NY:
(BAM), Series 2019A, 5.00%, 5/1/31	1,000	1,297,830
(BAM), Series 2019B, 5.00%, 5/1/31	825	1,070,710

		$5,558,215

Insured-Lease Revenue/Certificates of Participation — 0.5%
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	$1,350	$1,581,322
Clermont County Port Authority, OH, (West Clermont Local School District):
(BAM), 5.00%, 12/1/26	250	295,760
(BAM), 5.00%, 12/1/29	100	117,812
Highlands County School Board, FL:
(BAM), 5.00%, 3/1/26	400	465,444
(BAM), 5.00%, 3/1/27	200	232,310
Pasco County School Board, FL:
(BAM), 5.00%, 8/1/25	305	360,007
(BAM), 5.00%, 8/1/26	355	430,491
(BAM), 5.00%, 8/1/27	605	734,343
(BAM), 5.00%, 8/1/29	310	374,151

		$4,591,640

Insured-Other Revenue — 0.5%
New York Dormitory Authority, School Districts Revenue Bond Financing Program:
(AGM), 5.00%, 10/1/33	$1,250	$1,578,287
(AGM), 5.00%, 10/1/34	1,250	1,571,513
(AGM), 5.00%, 10/1/35	1,000	1,253,800

		$4,403,600

Insured-Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	$420	$498,611

		$498,611

Insured-Transportation — 1.3%
New Brunswick Parking Authority, NJ:
(BAM), 5.00%, 9/1/25	$500	$592,875
(BAM), 5.00%, 9/1/26	320	378,989
(BAM), 5.00%, 9/1/27	375	443,423
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/30	1,000	1,245,420
(AGM), 5.00%, 1/1/31	1,250	1,547,325
(AGM), 5.00%, 1/1/32	1,650	2,034,764
(AGM), 5.00%, 1/1/33	2,450	3,012,642
(AGM), 5.00%, 1/1/34	2,485	3,047,355

		$12,302,793

Insured-Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$297,570
Western Riverside Water and Wastewater Financing Authority, CA, (AGM), 4.00%, 9/1/28	250	301,930

		$599,500

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 5.2%
Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,150,370
Aspen Fire Protection District, CO:
4.00%, 12/1/29	150	181,688
4.00%, 12/1/30	235	282,776
4.00%, 12/1/31	250	298,458
4.00%, 12/1/32	205	243,841
Broward County School Board, FL:
5.00%, 7/1/25	500	589,990
5.00%, 7/1/27	500	608,350
5.00%, 7/1/29	500	602,720
California Public Works Board:
4.00%, 5/1/36	880	1,085,471
5.00%, 11/1/29	1,000	1,233,980
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	613,820
Colorado Department of Transportation:
5.00%, 6/15/30	350	420,623
5.00%, 6/15/31	310	372,208
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
5.00%, 6/1/25	500	587,750
5.00%, 6/1/29	3,000	3,766,320
5.00%, 6/1/30	3,000	3,737,850
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	239,590
Fountain Valley Public Financing Authority, CA:
4.00%, 11/1/25	570	657,757
4.00%, 11/1/26	595	692,895
4.00%, 11/1/27	620	717,842
4.00%, 11/1/28	645	743,833
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	518,638
Indiana Finance Authority, (Stadium Project), (SPA: U.S. Bank, N.A.), 0.04%, 2/1/35(4)	4,900	4,900,000
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,804,375
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools):
5.00%, 12/1/25	1,405	1,676,994
5.00%, 12/1/26	2,000	2,384,240
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools):
5.00%, 10/1/25	1,000	1,187,880
5.00%, 10/1/26	1,000	1,222,770
Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,277,747
Palm Beach County School Board, FL, 5.00%, 8/1/31	4,000	4,704,840
Palo Alto, CA, Certificates of Participation, 3.00%, 11/1/32	2,585	2,981,255
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27	1,300	1,524,146
Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	385	463,582
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	598,155
Riverside County Public Financing Authority, CA:
5.00%, 11/1/27	850	1,014,789
5.00%, 11/1/28	950	1,133,245

Security	Principal Amount (000’s omitted)	Value
South Dakota Building Authority, 5.00%, 6/1/26	$500	$608,600
Virginia Public Building Authority, 4.00%, 8/1/35	1,140	1,380,141

		$49,209,529

Other Revenue — 8.8%
Bexar County, TX, Combination Tax and Revenue Certificates of Obligation, 4.00%, 6/15/34	$905	$1,060,732
Bexar County, TX, Motor Vehicle Rental Tax Revenue:
4.00%, 8/15/33	690	807,093
4.00%, 8/15/34	810	944,436
4.00%, 8/15/35	510	593,477
District of Columbia, (National Public Radio, Inc.):
Prerefunded to 4/1/26, 5.00%, 4/1/28	1,000	1,220,080
Prerefunded to 4/1/26, 5.00%, 4/1/29	1,000	1,220,080
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/32	825	985,009
5.00%, 12/1/33	640	763,494
5.00%, 12/1/34	510	607,395
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	185,720
Kentucky Public Energy Authority, Gas Supply Revenue:
4.00%, 7/1/24	5,000	5,547,850
4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,637,900
4.00% to 2/1/28 (Put Date), 2/1/50	19,000	22,413,540
Knoxville, TN, Gas System Revenue, 4.00%, 3/1/33	3,245	3,858,208
Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	5,000	5,790,400
Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City):
5.00%, 12/1/32	2,355	3,035,783
5.00%, 12/1/34	2,425	3,099,344
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	606,865
5.00%, 4/1/29	275	331,955
Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,476,896
New York City Cultural Resources Trust, NY, (Carnegie Hall):
5.00%, 12/1/27	200	245,192
5.00%, 12/1/28	250	311,660
5.00%, 12/1/29	325	410,553
5.00%, 12/1/31	250	316,602
5.00%, 12/1/32	550	694,050
5.00%, 12/1/33	200	251,524
5.00%, 12/1/34	300	376,359
5.00%, 12/1/35	700	875,952
New York City Educational Construction Fund, NY, 5.00%, 4/1/29	2,765	3,594,168
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,322,329
Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	5,000	5,696,300
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue:
5.00%, 12/15/26	1,000	1,217,790
5.00%, 12/15/31	2,750	3,644,630

Security	Principal Amount (000’s omitted)	Value
Wisconsin, Environmental Improvement Fund Revenue:
5.00%, 6/1/31	$2,500	$2,955,375
5.00%, 6/1/32	1,000	1,181,260

		$83,280,001

Senior Living/Life Care — 1.9%
Atlantic Beach, FL, (Fleet Landing), 3.00%, 11/15/23	$2,500	$2,501,150
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	1,655	1,892,046
4.00%, 1/1/31	250	284,717
4.00%, 1/1/32	350	397,691
4.00%, 1/1/33	600	680,382
4.00%, 1/1/34	685	773,721
4.00%, 1/1/35	615	692,441
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/33	775	839,774
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	55,799
5.00%, 11/15/30	910	1,010,164
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	116,419
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries):
2.50%, 1/1/26	640	678,470
5.00%, 1/1/27	1,035	1,211,105
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities):
5.00%, 12/1/21	250	256,435
5.00%, 12/1/31	310	358,620
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	234,889
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
3.00%, 2/1/27	1,000	1,073,140
5.00%, 2/1/23	600	641,754
5.00%, 2/1/29	600	692,778
5.00%, 2/1/30	200	229,938
5.00%, 2/1/31	250	286,685
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
5.00%, 10/1/24	150	166,787
5.00%, 10/1/25	100	110,810
5.00%, 10/1/26	1,100	1,215,291
5.00%, 10/1/27	50	55,102
5.00%, 10/1/29	125	137,315
5.00%, 10/1/32	225	245,984
Series 2016A, 5.00%, 10/1/30	230	263,674
Series 2016A, 5.00%, 10/1/31	675	771,599
Series 2017A, 5.00%, 10/1/30	250	274,003

		$18,148,683

Special Tax Revenue — 2.8%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	$500	$610,835
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/25	250	294,218
5.00%, 4/1/26	1,025	1,243,181

Security	Principal Amount (000’s omitted)	Value
5.00%, 4/1/29	$900	$1,086,723
5.00%, 4/1/30	950	1,144,038
5.00%, 4/1/31	895	1,076,846
5.00%, 4/1/32	735	883,551
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/36	2,000	2,415,700
4.00%, 11/1/36	1,000	1,214,690
5.00%, 8/1/33	1,190	1,361,586
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/32	1,800	2,139,498
5.00%, 3/15/34	5,000	6,094,650
Queen Creek, AZ, Excise Tax and State Shared Revenue:
4.00%, 8/1/35	3,120	3,827,959
4.00%, 8/1/36	1,000	1,222,830
Successor Agency to San Mateo Redevelopment Agency, CA:
5.00%, 8/1/26	100	116,643
5.00%, 8/1/29	140	160,931
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,226,460

		$26,120,339

Transportation — 16.1%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/27	$2,005	$2,455,443
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,983,942
Central Florida Expressway Authority, 4.00%, 7/1/35	3,150	3,591,000
Central Texas Regional Mobility Authority:
4.00%, 1/1/34	200	239,288
4.00%, 1/1/36	1,490	1,770,880
5.00%, 1/1/25	500	570,405
5.00%, 1/1/27	2,500	2,972,075
5.00%, 1/1/36	1,130	1,469,723
Chicago, IL, (O’Hare International Airport):
4.00%, 1/1/35	5,000	5,963,200
4.00%, 1/1/36	3,500	4,162,900
5.00%, 1/1/26	1,000	1,199,500
5.00%, 1/1/28	150	174,138
5.00%, 1/1/29	150	173,843
5.00%, 1/1/30	500	578,095
5.00%, 1/1/31	1,000	1,155,800
5.00%, 1/1/33	125	143,985
5.00%, 1/1/34	7,500	9,641,325
5.25%, 1/1/28	2,905	3,594,734
5.25%, 1/1/29	3,060	3,779,620
5.25%, 1/1/30	1,000	1,232,030
5.25%, 1/1/31	1,000	1,232,370
5.25%, 1/1/32	2,565	3,152,308
Clark County, NV, Highway Revenue, 5.00%, 7/1/33	840	951,241
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,518,777
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,760,199
Fort Bend County, TX, Toll Road Revenue:
5.00%, 3/1/28	500	581,395
5.00%, 3/1/29	1,000	1,159,910
5.00%, 3/1/30	750	867,165

Security	Principal Amount (000’s omitted)	Value
Hawaii, Highway Revenue, 5.00%, 1/1/31	$805	$1,033,354
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	770,608
Illinois Toll Highway Authority:
5.00%, 1/1/29	175	209,645
5.00%, 12/1/32	350	417,690
Kentucky Turnpike Authority, 5.00%, 7/1/33	300	328,995
Massachusetts Bay Transportation Authority, 4.00%, 7/1/36	2,900	3,585,328
Massachusetts Department of Transportation, 5.00%, 1/1/30	4,660	5,999,470
Metropolitan Transportation Authority, NY:
4.00%, 11/15/43	3,500	4,045,930
5.00%, 11/15/41	415	438,775
5.25%, 11/15/30	500	590,490
Series 2012D, 5.00%, 11/15/28	1,070	1,136,693
Series 2015F, 5.00%, 11/15/28	640	753,485
Metropolitan Transportation Authority, NY, Green Bonds:
5.00%, 11/15/25	5,000	5,994,100
5.00%, 11/15/26	5,815	7,151,927
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	183,552
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
5.00%, 12/1/28	1,200	1,541,448
5.00%, 12/1/29	500	652,990
5.00%, 12/1/30	1,000	1,322,790
5.00%, 12/1/31	600	792,000
North Carolina, Grant Anticipation Revenue Vehicle Bonds:
5.00%, 3/1/26	3,000	3,645,300
5.00%, 3/1/29	550	637,753
5.00%, 3/1/30	400	463,832
Pennsylvania Turnpike Commission:
4.00%, 12/1/37	3,850	4,654,111
5.00%, 12/1/34	250	329,195
5.00%, 12/1/35	500	655,515
5.00%, 12/1/36	1,165	1,520,989
Port Authority of New York and New Jersey:
4.00%, 7/15/36	1,605	1,926,096
5.00%, 9/1/34	3,595	4,641,648
Port of Seattle, WA:
5.00%, 3/1/27	250	286,340
5.00%, 3/1/29	250	286,163
Portland, ME, Airport Revenue, Green Bonds:
5.00%, 1/1/29	225	283,280
5.00%, 1/1/31	370	470,514
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/28	1,370	1,700,595
5.00%, 7/1/31	300	375,531
5.00%, 7/1/32	660	823,673
5.00%, 7/1/33	600	746,520
5.00%, 7/1/34	450	558,432
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
5.00%, 5/1/35	1,950	2,611,849
5.00%, 5/1/36	1,950	2,602,918

Security	Principal Amount (000’s omitted)	Value
Texas Transportation Commission, (Central Texas Turnpike System):
0.00%, 8/1/34	$1,000	$668,070
0.00%, 8/1/35	500	316,235
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/29	14,400	17,806,032
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport):
5.00%, 12/1/31	2,920	3,703,086
5.00%, 12/1/34	1,005	1,263,727
Wisconsin, Transportation Revenue:
5.00%, 7/1/31	3,450	3,938,313
5.00%, 7/1/32	700	798,602

		$152,738,880

Water and Sewer — 3.7%
Buffalo Municipal Water Finance Authority, NY:
5.00%, 7/1/25	$300	$353,451
5.00%, 7/1/29	115	134,870
5.00%, 7/1/30	100	117,188
Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	1,500	1,767,255
Hillsborough County, FL, Wastewater Impact Fee:
5.00%, 5/1/26	3,000	3,637,860
5.00%, 5/1/27	2,315	2,876,943
5.00%, 5/1/28	1,270	1,614,729
5.00%, 5/1/29	1,220	1,581,913
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	670,099
McAllen, TX, Waterworks and Sewer System Revenue, 4.00%, 2/1/27	1,000	1,146,290
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,895	2,207,069
Mesa, AZ, Utility Systems Revenue:
5.00%, 7/1/27	600	732,744
5.00%, 7/1/29	500	606,090
Rapid City, SD, Water Revenue:
4.00%, 11/1/29	600	679,728
4.00%, 11/1/30	670	756,102
5.00%, 11/1/26	1,000	1,196,320
5.00%, 11/1/27	515	615,600
Richmond, VA, Public Utility Revenue, 4.00%, 1/15/36	7,205	8,743,267
Spotsylvania County, VA, Water and Sewer System Revenue, 3.00%, 12/1/31	2,095	2,450,689
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	586,690
Western Riverside Water and Wastewater Financing Authority, CA:
4.00%, 9/1/26	435	507,810
4.00%, 9/1/27	445	529,630
Wyoming, MI, Water Supply System Revenue:
5.00%, 6/1/27	505	616,661
5.00%, 6/1/28	550	669,762

		$34,798,760

Total Tax-Exempt Municipal Obligations — 93.8% (identified cost $834,010,509)		$887,144,847

Other Assets, Less Liabilities — 6.2%		$58,952,998

Net Assets — 100.0%		$946,097,845

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2021, the concentration of the Portfolio’s investments in the various states and territories, determined as a percentage of net assets, is less than 10% individually.

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2021, 3.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 1.9% of total investments.

(1)	When-issued security.

(2)	Floating-rate security. The stated interest rate represents the rate in effect at April 30, 2021.

(3)	Amount is less than 0.05%.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2021.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.
BAM	-	Build America Mutual Assurance Co.
FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
Liq	-	Liquidity Provider
PSF	-	Permanent School Fund
SFMR	-	Single Family Mortgage Revenue
SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index
SPA	-	Standby Bond Purchase Agreement

The Portfolio did not have any open derivative instruments at April 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$887,144,847	$—	$887,144,847
Total Investments	$—	$887,144,847	$—	$887,144,847

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.